Employee benefit plans (Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 931,182	¥ 905,070
Japan
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	27,718	28,265
Accrued pension and severance costs	647,134	633,774
Investments and other assets - Other (Prepaid pension and severance costs)	(268,421)	(215,430)
Net amount recognized	406,431	446,609
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	2,982	2,936
Accrued pension and severance costs	284,048	271,296
Investments and other assets - Other (Prepaid pension and severance costs)	(4,532)	(6,514)
Net amount recognized	¥ 282,498	¥ 267,718